INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Income Tax Expenses
Income tax expenses comprise:

	Year ended December 31,
	2016	2017	2018
Current tax expenses	$7,357,623	$17,417,528	$11,868,388
Deferred tax expenses (benefit)	466	(85,302)	(151,843)
Total	$7,358,089	$17,332,226	$11,716,545

Schedule of Deferred Tax Assets and Liabilities
The principal components of deferred income tax assets and liabilities from continuing operations are as follows:

	December 31,
	2017	2018
Deferred tax assets:
Long-lived assets impairment & depreciation	$714,068	$821,137
Total deferred tax assets	$714,068	$821,137

Deferred tax liabilities:
Difference in basis of buildings	$—	$(1,184,644)
Total deferred tax liabilities	$—	$(1,184,644)

Schedule of Effective Income Tax Rate Reconciliation
The effective income tax rate
from continuing operation
 is different from the expected PRC statutory rate as a result of the following items:

	Year ended December 31,
	2016	2017	2018
PRC Enterprise Income Tax	25%	25%	25%
Preferential income tax rate of a subsidiary	(11)%	(10)%	(11)%
Additional tax deductions	(1)%	(1)%	(3)%
Different tax rate in other jurisdictions	2%	1%	5%
Tax credits	1%	0%	0%
Effective tax rate	16%	15%	16%

Discontinued Operations [Member]
Schedule of Deferred Tax Assets and Liabilities
The principal components of deferred income tax assets and liabilities from discontinued operations
 are as follows:

	December 31,
	2017	2018
Deferred tax assets:
Net operating loss carried forward	$21,182,813	$17,293,577
Allowance for doubtful accounts	1,998	-
Government grants related to assets	211,707	180,759
Long-lived assets impairment & depreciation	18,904,406	8,358,235
Others	1,015,525	1,229,693
Sub-total	41,316,449	27,062,264
Valuation Allowance	(41,316,449)	(27,062,264)
Total deferred tax assets	$—	$—

Schedule of Changes of Valuation Allowance
The changes of valuation allowance from discontinued operations are as follows:

	Year ended December 31,
	2016	2017	2018
Beginning balance	$42,362,849	$38,729,208	$41,316,449
Reversal	(932,833)	(24,771)	(12,515,962)
Foreign exchange effect	(2,700,808)	2,612,012	(1,738,223)
Ending Balance	$38,729,208	$41,316,449	$27,062,264